Share-based Compensation	12 Months Ended
Dec. 31, 2010
Share-based Compensation [Abstract]
Share-based Compensation
13. Share-based Compensation
Share-based Compensation Plans for the Group
     In October 2006, the Group adopted the 2006 Employee Share Option Plan (“2006 Plan”), under which the Group may issue no more than 3.6% of issued ordinary shares for grant of options. In November 2007, the Group’s 2007 Employee Share Option Scheme (“2007 Plan”) was authorized, under which the Group is authorized to grant options or share appreciation rights or restricted shares to purchase up to 5% of the Group’s issued and outstanding ordinary shares from time to time in the three years following the date of enactment of 2007 Plan. In December 2010, the 2010 Employee Share Option Plan (“2010 Plan”) was authorized, under which the Group may issue incentive shares equal to no more than 5% of the issued share capital of the Company, outstanding from time to time, including stock options and restricted shares to Company’s employees, officers, consultants and directors.
     In 2008, options to purchase 26,529,625 ordinary shares were authorized and granted under 2007 Plan, of which 10,138,625 options were granted concurrently with the cancellation of 21,724,685 options granted during the period from October 3, 2007 to July 25, 2008 (“2008 Replacement”). This was accounted for as a modification with no incremental compensation cost as the fair value of the options immediately before modification was higher than the fair value of the modified options.
     On September 22, 2009, as a result of performance evaluations, 1,776,300 of the 2008 Replacement options were cancelled and previously unrecognized compensation cost of $2,587,993 was recognized on the cancellation date. In addition, 7,550,849 of the 2008 Replacement options, associated with 300 employees, were cancelled and replaced by an equivalent number of unvested restricted shares (“2009 Replacement). This was accounted for as a modification with the incremental compensation cost of $8,122,206, which was measured as the excess of the fair value of the restricted shares over the fair value of the cancelled options at the cancellation date. Further, restricted shares to obtain 28,935,131 ordinary shares were granted to employees in 2009. The restricted shares generally vest over a period of two to three years.
     On December 28, 2010, restricted shares to obtain 15,000,000 ordinary shares were granted to employees, officers, consultants and directors. These restricted shares will vest over a period of three years.
     Under the terms of each plan, options are generally granted at prices equal to the fair market value of the ordinary shares at the date of grant whereas restricted shares are granted without exercise price, expire 10 years from the date of grant and generally vest over two to four years with certain options vesting over one year. As of December 31, 2010, 11,962,045 options and 38,957,925 restricted shares were outstanding. The fair value of restricted shares was determined to be the market value of the ordinary shares on the date of grant whereas the fair value of options granted to employees was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Options granted to employees:	2008	2009
Risk-free rate of return	1.59%-3.2%	0.87%
Weighted average expected option life	2.5 to 4 years	2.5 years
Volatility rate	53%-68.88%	88.32%
Dividend yield	0%	0%
     The expected volatilities were estimated based on historical volatility. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is determined using the Federal Reserve nominal rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award. The weighted average fair value of share options granted for the years ended December 31, 2008 was $1.85 and the weighted average fair value of restricted shares granted for the year ended December 31, 2009 and 2010 were $2.24 and $4.24, respectively.
     A summary of the share option activities for the year ended December 31, 2010 is as follows:

			Remaining
			weighted
	Weighted	Weighted	average	Aggregate
	Number	average	contract term	intrinsic
	of shares	exercise price	(in years)	value
Options outstanding at January 1, 2010	15,642,620	$4.75
Forfeited	(3,261,095)	$5.28
Exercised	(419,480)	$1.24

Options outstanding at December 31, 2010	11,962,045	$4.33	5.31	$9,440,167
Options exercisable at December 31, 2010	11,962,045	$4.33	5.31	$9,440,167
Options vested or expected to vest at December 31, 2010	11,962,045	$4.33	5.31	$9,440,167
     A summary of the restricted share activities for the year ended December 31, 2010 is as follows:

	Weighted	Weighted
	Number	Average
	of shares	Fair value
Restricted shares unvested at January 1, 2010	36,448,980	$2.24

Granted	15,000,000	$4.24
Vested	(12,491,055)	$2.24
Restricted shares unvested at December 31, 2010	38,957,925	$3.00

     The total intrinsic value of options exercised during the years ended December 31, 2008, 2009 and 2010 was $26,151,593, $4,086,489 and $1,283,299, respectively.
     As of December 31, 2010, there was $88,741,294 in total unrecognized compensation expense related to unvested share-based compensation arrangements which is expected to be recognized over a weighted-average period of 2.04 years.
Private equity placement with JJ Media Investment Holding
     On September 23, 2009, the Company entered into a definitive agreement for a private equity placement of 75 million of its ordinary shares with JJ Media Investment Holding (“JJ Media”), a British Virgin Island company controlled by Jiang Nan Chun, the Group’s Chief Executive Officer and Chairman, for a purchase price of $1.899 per share, representing the average closing price of the shares during the twenty consecutive trading days preceding the signing of the definitive agreement. On November 18, 2009, the private equity placement was consummated and the Company received gross proceeds of $142,425,500. The shares issued to JJ Media are subject to a six month lock-up and have customary registration rights pursuant to a registration rights agreement entered into between the Company and JJ Media. This transaction resulted in share based compensation expense of $4.0 million, which represents the excess of the fair value of the Company’s shares over the purchase price. The fair value of the Company’s shares reflects the Company’s closing share price on the trading day immediately preceding the signing date of the definitive agreement.